SCHEDULE OF INVESTMENTS
Thornburg Intermediate Municipal Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Municipal Bonds — 99.1%
	Alabama — 1.6%
	Alabama Public School & College Authority (Educational Facilities), Series B, 5.00% due 6/1/2026	$ 4,380,000	$ 4,927,807
	East Alabama Health Care Authority (Health Care Facilities Capital Improvements) GO, Series A, 5.00% due 9/1/2027	1,250,000	1,326,937
	Lower Alabama Gas District, Series A, 5.00% due 9/1/2034	3,000,000	3,896,640
	UAB Medicine Finance Authority (University Hospital), Series B, 5.00% due 9/1/2032	6,000,000	7,176,720
	Alaska — 0.2%
	Alaska Housing Finance Corp. (State Capital Project) GO, Series A, 5.00% due 12/1/2021 (pre-refunded 12/1/2020)	500,000	517,625
	City of Valdez (BP Pipelines (Alaska), Inc. Project), Series C, 5.00% due 1/1/2021	2,000,000	2,071,260
	Arizona — 2.0%
	Arizona (Scottsdale Lincoln Hospitals) HFA , 5.00% due 12/1/2031	2,500,000	2,872,825
	Arizona Board of Regents (University of Arizona SPEED), 5.00% due 8/1/2024 - 8/1/2029	2,635,000	2,887,127
	County of Pima (Providence Day School Project) IDA, 5.00% due 12/1/2030	2,000,000	2,048,540
[a]	County of Yavapai, (Waste Management, Inc.) AMT, IDA, 2.80% due 6/1/2027 (put 6/1/2021)	2,000,000	2,035,880
	Salt River Project Agricultural Improvement and Power District (Salt River Electric System), 5.00% due 1/1/2033 - 1/1/2037	7,000,000	8,691,265
	Salt Verde Financial Corp. (Gas Supply Acquisition), 5.25% due 12/1/2022 - 12/1/2028	2,770,000	3,167,641
	Arkansas — 0.4%
	Board of Trustees of the University of Arkansas (Fayetteville Campus), 5.00% due 11/1/2031 - 11/1/2034	3,655,000	4,190,040
	California — 5.6%
	Alameda County Joint Powers Authority (Alameda County Medical Center Highland Hospital), Series A, 5.25% due 12/1/2027 - 12/1/2029	3,650,000	4,225,988
	Brentwood Infrastructure Financing Authority (Insured: AGM), 5.00% due 11/1/2026	2,000,000	2,131,260
	California (Adventist Health System/West) HFFA, Series A, 5.00% due 3/1/2026	3,020,000	3,374,246
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 11/15/2022 - 8/15/2033	1,950,000	2,245,733
	California (Dignity Health) HFFA, Series A, 5.25% due 3/1/2027	5,250,000	5,491,815
	California Educational Facilities Authority (Pitzer College), 5.50% due 4/1/2029 (pre-refunded 4/1/2020)	3,000,000	3,033,780
	California Infrastructure and Economic Development Bank (King City Joint Union High School District), 5.75% due 8/15/2029	1,500,000	1,508,145
	Corona-Norco (Insured: AGM) USD COP, Series A, 5.00% due 4/15/2021	1,000,000	1,011,210
	Delano Financing Authority (City of Delano Police Station and Woollomes Avenue Bridge), Series A, 5.00% due 12/1/2025	2,555,000	2,639,366
	Franklin-McKinley School District (Insured: Natl-Re) GO, 5.25% due 8/1/2027	1,000,000	1,301,560
	Fresno (Educational Facilities and Improvements; Insured: Natl-Re) USD GO, Series A, 6.00% due 8/1/2026	1,410,000	1,656,750
	Jurupa Public Financing Authority (Eastvale Community Services; Insured: AGM), Series A, 5.50% due 9/1/2025 - 9/1/2027	2,530,000	2,932,161
	M-S-R Energy Authority, Series B, 6.125% due 11/1/2029	2,480,000	3,163,066
	North City West School Facilities Financing Authority (Carmel Valley Schools; Insured: AGM), Series A, 5.00% due 9/1/2024	1,080,000	1,188,896
[a]	Northern California Energy Authority (Commodity Supply Revenue), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	8,000,000	8,749,200
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2032 - 8/1/2034	3,000,000	3,519,860
	Redwood City Redevelopment Agency (Redevelopment Area A-2; Insured: AMBAC), Series A-2, Zero Coupon due 7/15/2023	2,065,000	1,956,257
	San Jose Redevelopment Agency (Merged Area Redevelopment Project),
	5.25% due 8/1/2027 (pre-refunded 8/1/2020)	2,400,000	2,460,288
	5.375% due 8/1/2028 (pre-refunded 8/1/2020)	1,175,000	1,205,362
	Saratoga Union School District (Insured: Natl-Re) USD GO, Series B, Zero Coupon due 9/1/2023	900,000	856,728
	State of California (Kindergarten-University Facilities) GO, 5.25% due 9/1/2026	5,000,000	5,347,300
	William S. Hart Union High School District (Educational Facilities; Insured: AGM) GO, Series B, Zero Coupon due 9/1/2021	800,000	783,728
	Colorado — 1.9%
	City & County of Denver (SPA JPMorgan Chase Bank, N.A.) COP,
[b]	Series A-1, 1.70% due 12/1/2029 (put 1/2/2020)	975,000	975,000
[b]	Series A-3, 1.70% due 12/1/2031 (put 1/2/2020)	4,445,000	4,445,000
	Colorado (Sanford Obligated Group) HFA, Series A, 5.00% due 11/1/2039	1,925,000	2,350,675
	Housing Authority of the City and County of Denver (Three Towers Rehabilitation; Insured: AGM) AMT, 5.20% due 11/1/2027	1,335,000	1,339,098
	Regional Transportation District (North Metro Rail Line) COP, Series A, 5.00% due 6/1/2028	1,550,000	1,732,280
	Regional Transportation District (Public Mass Transportation System) COP,
	Series A,
	5.50% due 6/1/2022	260,000	264,709
	5.50% due 6/1/2022 (pre-refunded 6/1/2020)	2,740,000	2,789,621
	State of Colorado COP,
	Series A,
	5.00% due 9/1/2029 - 9/1/2032	2,915,000	3,643,703
[c]	5.00% due 9/1/2031	2,290,000	2,843,333
	Connecticut — 2.1%
	City of Hartford (Various Public Improvements; Insured: AGM) GO, Series A, 5.00% due 7/1/2031	1,700,000	1,976,029
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2033 - 4/15/2035	12,415,000	15,148,727
	Series C, 5.00% due 6/15/2028 - 6/15/2029	1,890,000	2,364,501
	Series E, 5.00% due 9/15/2033	2,650,000	3,264,588

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	District of Columbia — 1.7%
	Metropolitan Washington Airports Authority (Dulles Toll Road Revenue), Series A-Dulles Metrorail and capital improvement project, 5.00% due 10/1/2038 - 10/1/2039	$ 3,000,000	$ 3,667,890
	Metropolitan Washington Airports Authority (Dulles Toll Road Revenue; Insured: AGC), Series B, Zero Coupon due 10/1/2023 - 10/1/2024	9,890,000	9,125,613
	Washington Convention & Sports Authority, Series A, 5.00% due 10/1/2028	1,105,000	1,381,913
	Washington Metropolitan Area Transit Authority, 5.00% due 7/1/2032 - 7/1/2037	3,325,000	4,058,476
	Florida — 6.4%
	Broward County (Airport System Improvements) AMT, 5.00% due 10/1/2034 - 10/1/2035	3,500,000	4,200,140
	Central Florida Expressway Authority, 5.00% due 7/1/2037	1,095,000	1,319,015
	City of Jacksonville (Better Jacksonville Plan), Series A, 5.00% due 10/1/2026	2,075,000	2,272,353
	City of Lakeland (Electric Power System Smart Grid Project; Insured: AGM), 5.25% due 10/1/2027 - 10/1/2036	6,450,000	8,591,136
	City of Orlando (Senior Tourist Development; Insured: AGM), Series A, 5.00% due 11/1/2032 - 11/1/2037	3,430,000	4,143,497
	Escambia County (Florida Health Care Facility Loan Program; Insured: AMBAC) HFA ETM, 5.95% due 7/1/2020	260,000	266,175
	Lake County School Board (School District Facility Projects) COP, Series B, 5.00% due 6/1/2026	1,210,000	1,308,325
	Manatee County (Public Utilities System Improvements), 5.00% due 10/1/2026 - 10/1/2033	6,080,000	7,148,885
[b]	Miami-Dade County (Florida Power & Light Co.) IDA, 1.70% due 6/1/2021 (put 1/2/2020)	500,000	500,000
	Miami-Dade County (Miami International Airport), Series B, 5.00% due 10/1/2028 - 10/1/2031	5,335,000	6,184,529
	Miami-Dade County (Nicklaus Children’s Hospital) HFA, 5.00% due 8/1/2035 - 8/1/2037	2,905,000	3,467,270
	Miami-Dade County (Seaport Properties) GO, Series C, 5.00% due 10/1/2023	1,040,000	1,109,472
	Miami-Dade County Educational Facilities Authority (University of Miami; Insured: AMBAC), Series B, 5.25% due 4/1/2024	1,000,000	1,160,080
	Miami-Dade County School Board (Insured: AMBAC) COP, Series D, 5.00% due 10/1/2021	3,035,000	3,238,345
	Miami-Dade County School Board COP, Series A, 5.00% due 5/1/2030	3,250,000	3,771,137
	Orange County (Tourist Development), Series A, 5.00% due 10/1/2031	2,000,000	2,416,600
	Palm Beach County (Boca Raton Regional Hospital) HFA, 5.00% due 12/1/2025 (pre-refunded 12/1/2024)	500,000	587,475
	Palm Beach County School District COP, Series C, 5.00% due 8/1/2028	595,000	761,963
[d]	Sarasota County Public Hospital Board (Sarasota Memorial Hospital; Insured: Natl-Re), Series A, 3.453% (CPI + 2.05%) due 10/1/2021	2,000,000	2,065,580
	School Board of Broward County (Educational Facilities and Equipment) COP, Series A, 5.00% due 7/1/2027	2,000,000	2,178,120
	School Board of Broward County (Educational Facilities) COP,
	Series A, 5.00% due 7/1/2030	1,250,000	1,470,563
	Series B, 5.00% due 7/1/2032	2,000,000	2,341,560
	School District of Broward County COP,
	Series A,
	5.00% due 7/1/2026	545,000	595,200
	5.00% due 7/1/2026 (pre-refunded 7/1/2022)	2,455,000	2,686,752
	School District of Manatee County (School Facilities Improvement; Insured: AGM), 5.00% due 10/1/2032	2,250,000	2,723,333
	Sunshine State Governmental Finance Commission (Miami-Dade County Program), Series B-1-RMKT, 5.00% due 9/1/2028	3,500,000	3,941,350
	Georgia — 3.0%
	Athens-Clarke County Unified Government Development Authority (UGAREF Bolton Commons, LLC), 5.00% due 6/15/2024 - 6/15/2028	2,320,000	2,611,429
	City of Atlanta (Water & Wastewater System; Insured: Natl-Re), Series A, 5.50% due 11/1/2022	530,000	573,190
	City of Atlanta Department of Aviation (Airport Passenger Facility), 5.00% due 7/1/2038	3,100,000	3,867,963
	Clarke County Hospital Authority (Athens Regional Medical Center), 5.00% due 1/1/2023 - 1/1/2026 (pre-refunded 1/1/2022)	5,620,000	6,052,346
	Main Street Natural Gas, Inc., Series A, 5.00% due 5/15/2035 - 5/15/2037	11,170,000	14,512,744
	Municipal Electric Authority of Georgia, Series A, 5.00% due 1/1/2035 - 1/1/2038	4,340,000	5,231,493
	Guam — 0.8%
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2023 - 10/1/2025	6,500,000	7,128,080
	Guam Waterworks Authority (Water and Wastewater System), 5.25% due 7/1/2024	1,000,000	1,115,910
	Hawaii — 1.1%
	County of Hawaii GO, Series A, 5.00% due 9/1/2033	1,250,000	1,489,375
	State of Hawaii GO,
	Series DZ, 5.00% due 12/1/2027 (pre-refunded 12/1/2021)	3,635,000	3,901,627
	Series DZ-2016, 5.00% due 12/1/2027 (pre-refunded 12/1/2021)	6,365,000	6,838,174
	Illinois — 10.5%
	Chicago O’Hare International Airport, Series D, 5.25% due 1/1/2033	1,500,000	1,660,305
	Chicago O’Hare International Airport (2016 Airport Projects), Series C, 5.00% due 1/1/2029 - 1/1/2030	1,765,000	2,101,461
	Chicago O’Hare International Airport (2017 Airport Projects), Series B, 5.00% due 1/1/2034 - 1/1/2037	8,160,000	9,720,749
	Chicago Park District (Capital Improvement Plan) GO,
	Series A, 5.00% due 1/1/2027 - 1/1/2029	3,940,000	4,380,391
	Series B, 5.00% due 1/1/2025 - 1/1/2030	4,500,000	4,984,125
	Series D, 5.00% due 1/1/2028	3,450,000	3,836,504
	City of Chicago (Midway Airport),
	Series B,
	5.00% due 1/1/2032 - 1/1/2033	9,805,000	11,110,374
	5.25% due 1/1/2034	4,700,000	5,215,402
	City of Chicago (Wastewater Transmission System), Series C-2-RMKT, 5.00% due 1/1/2028 - 1/1/2029	7,865,000	8,937,186

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	City of Chicago (Wastewater Transmission System; Insured: AGM), Series B-AGM-CR, 5.00% due 1/1/2034	$ 1,375,000	$ 1,626,130
	City of Chicago (Water System; Insured: AGM), Series 2017-2, 5.00% due 11/1/2037	4,250,000	4,994,132
	City of Chicago (Water System; Insured: BHAC-CR AMBAC), 5.75% due 11/1/2030	1,270,000	1,609,065
	City of Mount Vernon (Various Municipal Capital Improvements; Insured: AGM) GO, 4.00% due 12/15/2025	1,900,000	1,945,885
	Cook County GO, Series A, 5.25% due 11/15/2024	3,000,000	3,096,450
	Cook County School District No. 104 (Argo Summit Elementary School Facilities; Insured: AGM) GO ETM, Series D, Zero Coupon due 12/1/2022	2,000,000	1,922,060
	Illinois (Midwest Care Center I, Inc.; Collateralized: GNMA) HFA, 5.70% due 2/20/2021	190,000	190,346
[b]	Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group; SPA JPMorgan Chase Bank N.A.), 1.70% due 8/15/2042 (put 1/2/2020)	3,400,000	3,400,000
	Illinois Finance Authority (Rush University Medical Center), Series A, 5.00% due 11/15/2033	1,000,000	1,153,150
	Illinois Finance Authority (Silver Cross Hospital and Medical Centers), 5.00% due 8/15/2024	1,000,000	1,139,000
	Illinois Toll Highway Authority (Move Illinois Program), Series A, 5.00% due 1/1/2037	5,550,000	6,395,320
	Knox & Warren Counties Community Unit School District No. 205 Galesburg GO, Series B, 5.00% due 12/1/2030 - 12/1/2031	2,655,000	3,203,661
	Metropolitan Pier & Exposition Authority (McCormick Place Expansion Project), Series B, 5.00% due 12/15/2022	1,000,000	1,077,700
	Monroe and St. Clair Counties (Community Unit School District No. 5; Insured: BAM) GO, 5.00% due 4/15/2027 - 4/15/2031	6,285,000	7,408,545
	Regional Transportation Authority (Insured: AGM), Series A, 5.75% due 6/1/2034	5,160,000	7,069,148
	Regional Transportation Authority (Insured: Natl-Re), Series A, 6.00% due 7/1/2031	1,070,000	1,436,860
	State of Illinois, Series B, 5.00% due 6/15/2030 - 6/15/2032	12,165,000	14,084,552
	Tazewell County School District (Insured: Natl-Re) GO, 9.00% due 12/1/2024	1,205,000	1,614,242
	Indiana — 2.8%
	Board of Trustees for the Vincennes University, Series J, 5.375% due 6/1/2022	895,000	910,152
	City of Carmel Redevelopment Authority (Performing Arts Center), Zero Coupon due 2/1/2021	2,000,000	1,971,200
	City of Carmel Redevelopment District (Performing Arts Center) COP, Series C, 6.50% due 7/15/2035 (pre-refunded 1/15/2021)	2,730,000	2,877,557
[a]	City of Whiting Environmental Facilities (BP Products North America Inc. Project) AMT, Series A, 5.00% due 3/1/2046 (put 3/1/2023)	1,000,000	1,100,450
	Indiana (Ascension Health Credit Group) HFFA, 5.00% due 11/15/2034 - 11/15/2036	8,325,000	9,777,451
	Indiana Bond Bank (Hendricks Regional Health Financing Program; Insured: AMBAC), Series A, 5.25% due 4/1/2023	2,000,000	2,237,360
	Indiana Bond Bank (Natural Gas Utility Improvements), Series A, 5.25% due 10/15/2020	5,340,000	5,498,224
	Indiana Finance Authority (Marian University), 5.25% due 9/15/2022 - 9/15/2023 (pre-refunded 9/15/2021)	5,085,000	5,430,424
	Indiana Finance Authority (Sisters of St. Francis Health Services, Inc.), 5.00% due 11/1/2021	605,000	615,303
	Iowa — 0.4%
	Iowa Finance Authority (UnityPoint Health), Series C, 5.00% due 2/15/2030 - 2/15/2032	4,100,000	4,596,052
	Kansas — 0.1%
	Unified Government of Wyandotte County/Kansas City (School Improvement Project; Insured: AGM) USD GO, Series A, 5.00% due 9/1/2030 - 9/1/2031	640,000	779,551
	Kentucky — 2.0%
[a]	Kentucky Public Energy Authority (Gas Supply System), Series C-1, 4.00% due 12/1/2049 (put 6/1/2025)	17,500,000	19,381,250
	Louisville/Jefferson County Metropolitan Government (Norton Suburban Hospital and Kosair Children’s Hospital), Series A, 5.25% due 10/1/2026	2,320,000	2,640,786
	Louisiana — 2.2%
	East Baton Rouge Sewerage Commission,
	Series B,
[c]	5.00% due 2/1/2030	1,170,000	1,367,075
	5.00% due 2/1/2031 - 2/1/2032	5,655,000	6,589,026
	Jefferson Sales Tax District (Insured: AGM), Series B, 5.00% due 12/1/2034 - 12/1/2035	1,500,000	1,822,445
	Louisiana Energy and Power Authority (LEPA Unit No. 1; Insured: AGM), Series A, 5.25% due 6/1/2029 - 6/1/2031	6,100,000	6,810,907
	New Orleans Regional Transit Authority (Insured: AGM), 5.00% due 12/1/2023 - 12/1/2024	2,000,000	2,066,600
	Parish of Lafourche (Roads, Highways and Bridges), 5.00% due 1/1/2024 - 1/1/2025	3,685,000	4,298,228
	Terrebonne Parish Hospital Service District No. 1 (General Medical Center),
	5.00% due 4/1/2028	960,000	966,778
	5.00% due 4/1/2028 (pre-refunded 4/1/2020)	540,000	545,087
	Massachusetts — 1.6%
	Massachusetts (Insured: BHAC-CR FGIC), 5.50% due 1/1/2029	8,370,000	11,110,673
	Massachusetts Bay Transportation Authority (Transportation Capital Program), Series A, 5.25% due 7/1/2030	1,000,000	1,347,940
	Massachusetts Development Finance Agency (CareGroup Healthcare System), Series I, 5.00% due 7/1/2036	1,750,000	2,061,798
	Massachusetts Development Finance Agency (Simmons College), Series J, 5.50% due 10/1/2025 - 10/1/2028	1,790,000	2,042,571
	Massachusetts Educational Financing Authority (Higher Education Student Loans), Series A, 5.50% due 1/1/2022	1,130,000	1,131,175
	Michigan — 2.9%
	Board of Governors of Wayne State University (Educational Facilities and Equipment), Series A, 5.00% due 11/15/2031	1,010,000	1,162,449
	City of Troy (Downtown Development Authority-Community Center Facilities) GO, 5.00% due 11/1/2025	300,000	320,988
	County of Genesee (Water Supply System; Insured: BAM) GO,
	5.00% due 11/1/2024 - 11/1/2030	3,360,000	3,716,396
	5.125% due 11/1/2032	750,000	830,340
	5.25% due 11/1/2026 - 11/1/2028	2,920,000	3,252,811
	Detroit City School District (School Building & Site Improvement; Insured: AGM Q-SBLF) GO, Series A, 5.25% due 5/1/2026	3,150,000	3,842,023
	Detroit City School District (School Building & Site; Insured: AGM Q-SBLF) GO, Series A, 5.25% due 5/1/2027	1,100,000	1,371,744
	Kalamazoo Hospital Finance Authority (Bronson Healthcare),

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	5.25% due 5/15/2026	$ 175,000	$ 183,864
	5.25% due 5/15/2026 (pre-refunded 5/15/2021)	1,110,000	1,170,739
	Kalamazoo Hospital Finance Authority (Bronson Healthcare; Insured: AGM),
	5.00% due 5/15/2022	1,105,000	1,120,625
	5.00% due 5/15/2022 (pre-refunded 5/15/2020)	1,365,000	1,384,301
	Michigan Finance Authority (Government Loan Program), Series F, 5.00% due 4/1/2026	1,580,000	1,671,988
	Michigan Finance Authority (McLaren Health System), Series A, 5.00% due 2/15/2039	3,200,000	3,910,848
	Michigan Public School Academy (Will Carleton Charter School), 8.00% due 8/1/2035	845,000	848,777
	Michigan State Housing Development Authority, Series B, 2.95% due 12/1/2039	7,000,000	7,084,140
	Minnesota — 0.7%
	Minnesota Agriculture & Economic Development Board (Essentia Health; Insured: AGC), Series C-1-RMKT, 5.50% due 2/15/2025	2,500,000	2,512,400
	Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00% due 10/1/2034 - 10/1/2035	600,000	752,582
	Minnesota Housing Finance Agency (Collateralized: GNMA, FNMA, FHLMC),
	Series F,
	2.45% due 7/1/2034	2,765,000	2,712,327
	2.55% due 7/1/2039	2,235,000	2,183,729
	Mississippi — 1.0%
	Mississippi Development Bank (Department of Corrections), Series D, 5.25% due 8/1/2027 (pre-refunded 8/1/2020)	3,415,000	3,497,780
	Mississippi Development Bank (Jackson Public School District; Insured BAM) GO, 5.25% due 10/1/2037 - 10/1/2038	5,250,000	6,507,197
	Mississippi Development Bank (Vicksburg Warren School District; Insured: BAM), 5.50% due 3/1/2038	700,000	890,302
	Missouri — 0.2%
	Missouri Health and Educational Facilities Authority (Webster University) ETM, 5.00% due 4/1/2021	2,520,000	2,639,498
	Nebraska — 0.9%
[a]	Central Plains Energy Project, 5.00% due 3/1/2050 (put 1/1/2024)	8,350,000	9,332,879
	Nevada — 2.1%
	Carson City (Carson Tahoe Regional Healthcare), 5.00% due 9/1/2027 - 9/1/2032	3,180,000	3,524,921
	Clark County School District (Insured: AGM), GO, Series B, 5.00% due 6/15/2031	7,765,000	9,705,318
	Washoe County (Reno Sparks Convention & Visitors Authority) GO, 5.00% due 7/1/2026 - 7/1/2032 (pre-refunded 7/1/2021)	7,095,000	7,503,954
	Washoe County NV GO, 5.00% due 7/1/2032 (pre-refunded 7/1/2021)	1,905,000	2,014,727
	New Hampshire — 0.6%
	New Hampshire Municipal Bond Bank, Series C, 5.00% due 8/15/2026	1,860,000	2,112,997
	State of New Hampshire (Turnpike System), Series B, 5.00% due 2/1/2022 - 2/1/2024	4,005,000	4,319,477
	New Jersey — 4.5%
	Cape May County Industrial Pollution Control Financing Authority (Atlantic City Electric Company; Insured: Natl-Re), Series A, 6.80% due 3/1/2021	675,000	716,330
	Essex County Improvement Authority (County Correctional Facilities & Gibraltar Facilities; Insured: Natl-Re) GO, 5.50% due 10/1/2024	2,500,000	3,006,075
	New Jersey (School Facilities Construction) EDA, 5.00% due 3/1/2026 - 6/15/2038	6,515,000	7,511,055
	New Jersey (School Facilities Construction; Insured: AMBAC) EDA, Series N-1, 5.50% due 9/1/2026	3,000,000	3,637,050
	New Jersey (School Facilities Construction; Insured: Natl-Re) EDA, Series N-1, 5.50% due 9/1/2027	1,700,000	2,099,143
	New Jersey State Health Care Facilities Financing Authority (Virtua Health), 5.00% due 7/1/2027 - 7/1/2028	3,000,000	3,408,160
	New Jersey Transportation Trust Fund Authority, Series A, 5.00% due 12/15/2032 - 12/15/2034	985,000	1,157,845
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements), 5.00% due 6/15/2023 - 6/15/2031	13,250,000	15,489,682
	New Jersey Transportation Trust Fund Authority (Transportation System), Series A, 5.00% due 12/15/2036	7,500,000	8,744,775
	Passaic Valley Sewage Commissioners GO, Series G, 5.75% due 12/1/2022	3,000,000	3,367,140
	New Mexico — 1.0%
	City of Farmington (Arizona Public Service Co.-Four Corners Project), Series B, 4.70% due 9/1/2024	3,000,000	3,077,220
	City of Las Cruces (NMFA Loan), 5.00% due 6/1/2030	2,040,000	2,070,988
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Group), 5.00% due 7/1/2032	2,130,000	2,246,958
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group), Series A, 5.00% due 8/1/2035 - 8/1/2039	3,090,000	3,818,122
	New York — 4.3%
	City of New York (City Budget Financial Management) GO,
	Series G, 5.00% due 8/1/2027	4,530,000	5,195,140
	Series J, 5.00% due 8/1/2030 - 8/1/2031	9,000,000	10,386,280
	County of Nassau (Insured: BAM) GO, Series B, 5.00% due 4/1/2026	1,300,000	1,469,585
	Erie County Industrial Development Agency (City of Buffalo School District) (State Aid Withholding), Series A, 5.00% due 5/1/2027	5,000,000	5,609,050
	Metropolitan Transportation Authority (Green Bond),
	Series A2, 5.00% due 11/15/2025	7,500,000	9,012,675
	Series C-1, 5.00% due 11/15/2030	8,500,000	10,479,480
	New York State Dormitory Authority (Metropolitan Transportation Authority & State Urban Development Corp.), Series A, 5.00% due 12/15/2027	2,500,000	2,778,250
[e]	New York State Dormitory Authority (State of New York Personal Income Tax Revenue), Series D, 4.00% due 2/15/2040	1,000,000	1,138,720
	New York State Dormitory Authority (State University Educational Facilities), Series A, 5.25% due 5/15/2021	500,000	517,665
	North Carolina — 2.4%
[b]	Charlotte-Mecklenburg Hospital Authority (Carolinas Healthcare System Obligated Group; SPA JPMorgan Chase Bank, N.A), Series B-RMK, 1.67% due 1/15/2038 (put 1/2/2020)	1,000,000	1,000,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System), Series A, 5.00% due 1/15/2028	$ 2,190,000	$ 2,419,008
North Carolina Medical Care Commission (Vidant Health), 5.00% due 6/1/2030	3,000,000	3,502,350
State of North Carolina, 5.00% due 3/1/2033 - 3/1/2034	15,400,000	19,430,158
Ohio — 5.4%
Akron, Bath and Copley Joint Township Hospital District (Children’s Hospital Medical Center of Akron), 5.00% due 11/15/2024	1,000,000	1,080,050
American Municipal Power, Inc. (AMP Fremont Energy Center), Series B, 5.25% due 2/15/2028 (pre-refunded 2/15/2022)	4,000,000	4,346,320
Cincinnati City School District (School Improvement Project) COP, 5.00% due 12/15/2031	3,075,000	3,544,706
City of Cleveland (Bridges and Roadways), Series A-2, 5.00% due 10/1/2028 - 10/1/2029 (pre-refunded 10/1/2023)	2,520,000	2,883,510
City of Cleveland (Public Facilities Improvements),
Series A-1, 5.00% due 11/15/2027 - 11/15/2030 (pre-refunded 11/15/2023)	5,185,000	5,952,207
Series B1, 5.00% due 10/1/2029	1,500,000	1,874,760
City of Cleveland (Various Municipal Capital Improvements) GO, 5.00% due 12/1/2024 - 12/1/2026	2,230,000	2,469,578
City of Cleveland Income Tax Revenue, 5.00% due 10/1/2033 - 10/1/2035	1,450,000	1,778,636
Cleveland-Cuyahoga County Port Authority (Cleveland Museum of Art), 5.00% due 10/1/2021	2,040,000	2,099,262
Cleveland-Cuyahoga County Port Authority (County Administration Offices), 5.00% due 7/1/2025	1,780,000	2,097,748
County of Allen (Catholic Health Partners-Mercy Health West Facility), Series A, 5.00% due 5/1/2025 - 5/1/2026	8,325,000	9,017,778
County of Cuyahoga (Convention Center Hotel) COP, 5.00% due 12/1/2026	2,910,000	3,338,061
County of Cuyahoga (Musical Arts Association), 5.00% due 1/1/2030 - 1/1/2039	3,170,000	3,936,176
County of Hamilton (Cincinnati Children’s Hospital Medical Center), 5.00% due 5/15/2028 - 5/15/2031	8,085,000	9,257,649
Deerfield Township (Public Street Improvements-Wilkens Blvd.), 5.00% due 12/1/2025	840,000	842,444
Greene County Vocational School District (School Facilities Construction and Improvement) GO, 5.00% due 12/1/2030 - 12/1/2033	2,580,000	3,259,377
Lucas County Health Care Facility (Sunset Retirement Community),
5.00% due 8/15/2021	505,000	524,680
5.125% due 8/15/2025	1,250,000	1,317,737
Oklahoma — 0.2%
Oklahoma (INTEGRIS Health) DFA, Series A, 5.00% due 8/15/2026 - 8/15/2027	2,230,000	2,645,368
Pennsylvania — 7.8%
Allegheny County (Propel Charter School-McKeesport) IDA,
Series C,
5.90% due 8/15/2026	685,000	700,604
6.375% due 8/15/2035	1,130,000	1,154,408
Allegheny County Hospital Development Authority (University of Pittsburgh Medical Center), Series A, 5.00% due 7/15/2034	1,150,000	1,435,625
Bucks County (Waste Management, Inc.) AMT, IDA, Series A-2-RMKT, 2.75% due 12/1/2022	7,000,000	7,191,380
City of Philadelphia (Pennsylvania Gas Works), 5.00% due 8/1/2032 - 8/1/2034	2,300,000	2,667,936
City of Philadelphia (Philadelphia Gas Works), 5.00% due 8/1/2036 - 8/1/2037	5,485,000	6,536,357
City of Philadelphia (Water and Wastewater System), 5.00% due 10/1/2029 - 10/1/2030	3,510,000	4,234,533
City of Pittsburgh (Capital Projects) GO, 5.00% due 9/1/2035 - 9/1/2036	1,215,000	1,466,425
County of Luzerne (Insured: AGM) GO, Series A, 5.00% due 11/15/2029	3,000,000	3,509,670
Dallastown Area School District (State Aid Withholding) GO, Series A, 4.00% due 5/1/2021	460,000	477,094
Lancaster County Solid Waste Management Authority (Acquisition of Susquehanna Resource Management Facility), Series A, 5.25% due 12/15/2030	3,000,000	3,412,140
Monroeville Financing Authority (University of Pittsburgh Medical Center), 5.00% due 2/15/2026	3,490,000	4,216,618
Pennsylvania Higher Educational Facilities Authority (Insured: AMBAC), Series 14, Zero Coupon due 7/1/2020	2,032,839	1,967,260
Pennsylvania State Public School Building Authority (Philadelphia School District; Insured: AGM) (State Aid Withholding) GO, Series B, 5.00% due 6/1/2027	5,000,000	6,108,700
Pennsylvania Turnpike Commission (Highway Improvements),
Series A, 5.35% due 12/1/2030 (pre-refunded 12/1/2020)	1,540,000	1,599,151
Series A-1, 5.00% due 12/1/2035 - 12/1/2036	1,750,000	2,127,377
Series C-2, 5.35% due 12/1/2030 (pre-refunded 12/1/2020)	2,460,000	2,554,992
Philadelphia Authority for Industrial Development (Thomas Jefferson University), Series A, 5.00% due 9/1/2032 - 9/1/2034	5,685,000	6,745,089
Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2032 - 4/1/2036	11,125,000	13,259,795
Pittsburgh Water & Sewer Authority (Water and Sewer System; Insured: AGM),
Series A, 5.00% due 9/1/2030 - 9/1/2031	8,740,000	9,804,982
Series B, 5.00% due 9/1/2031 (pre-refunded 9/1/2023)	3,665,000	4,167,985
Rhode Island — 0.4%
State of Rhode Island and Providence Plantations (Consolidated Capital Development Loan) GO, Series B, 4.00% due 10/15/2023	800,000	862,640
State of Rhode Island and Providence Plantations (Training School Project) COP, Series B, 5.00% due 10/1/2024	3,595,000	4,063,680
South Carolina — 0.2%
City of Myrtle Beach (Municipal Sports Complex), Series B, 5.00% due 6/1/2028 - 6/1/2030	2,000,000	2,287,440
South Dakota — 0.3%
South Dakota Health and Educational Facilities Authority (Avera Health), Series A, 5.00% due 7/1/2023 (pre-refunded 7/1/2021)	1,575,000	1,664,586
South Dakota Health and Educational Facilities Authority (Sanford Health), 5.00% due 11/1/2028 - 11/1/2029	1,800,000	2,119,632
Tennessee — 1.9%
County of Shelby Health, Educational and Housing Facility Board (Methodist Le Bonheur Healthcare), 5.00% due 5/1/2027 - 5/1/2035	3,560,000	4,306,502
Metropolitan Government of Nashville and Davidson County (Green Projects), Series B, 5.00% due 7/1/2033 - 7/1/2036	3,000,000	3,665,770

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Tennessee Energy Acquisition Corp. (The Gas Project),
	Series A,
[a]	4.00% due 5/1/2048 (put 5/1/2023)	$ 1,850,000	$ 1,980,221
	5.25% due 9/1/2023	7,000,000	7,870,240
	Series C, 5.00% due 2/1/2023	2,500,000	2,745,225
	Texas — 8.5%
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2025 - 2/15/2034	9,720,000	11,361,006
	City of Dallas (Trinity River Corridor Infrastructure) GO, 5.00% due 2/15/2028	1,000,000	1,140,100
	City of Galveston (Galveston Island Convention Center; Insured: AGM),
	Series A, 5.00% due 9/1/2021	545,000	576,539
	Series B, 5.00% due 9/1/2024	1,115,000	1,220,033
	City of Houston (Convention & Entertainment Facilities), 5.00% due 9/1/2032	3,560,000	4,059,183
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2027	1,175,000	1,421,151
	City of McAllen (International Toll Bridge; Insured: AGM), Series A, 5.00% due 3/1/2028 - 3/1/2032	6,120,000	7,202,491
	City of San Antonio (Airport System Capital Improvements) AMT, 5.00% due 7/1/2024 - 7/1/2025	3,225,000	3,505,046
	City of San Antonio (Water System), Series A, 5.00% due 5/15/2033 - 5/15/2034	3,075,000	3,666,628
	City of Texas City Industrial Development Corp. (ARCO Pipe Line Co. Project), 7.375% due 10/1/2020	2,705,000	2,821,504
	Dallas Area Rapid Transit, Series A, 5.00% due 12/1/2035 - 12/1/2036	7,200,000	8,532,688
	Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2027	1,905,000	2,345,893
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series A, 5.00% due 12/1/2028	3,000,000	3,453,150
	Harris County Cultural Education Facilities Finance Corp. (TECO Project), 5.00% due 11/15/2028 - 11/15/2033	2,225,000	2,728,090
	Houston Airport System Revenue, Series D, 5.00% due 7/1/2035	1,750,000	2,158,835
	Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.),
	6.50% due 5/15/2031 (pre-refunded 5/15/2021)	360,000	385,934
	Series S, 6.50% due 5/15/2031 (pre-refunded 5/15/2021)	415,000	444,897
	Lower Colorado River Authority,
	Series A,
	5.00% due 5/15/2026	9,415,000	10,207,649
	5.00% due 5/15/2026 (pre-refunded 5/15/2022)	55,000	59,861
	Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2029 - 11/1/2030	4,040,000	5,153,173
	North Texas Tollway Authority (NTTA System), Series A, 5.00% due 1/1/2037	1,750,000	2,090,550
	Round Rock (Educational Facilities Improvements; Guaranty: PSF) ISD GO, 5.00% due 8/1/2028 - 8/1/2029	5,820,000	6,927,426
	San Antonio Water System, Series A, 5.00% due 5/15/2037	500,000	613,935
	San Juan Higher Education Finance Authority (IDEA Public Schools), Series A, 5.75% due 8/15/2024 (pre-refunded 8/15/2020)	1,590,000	1,634,488
	Stephen F Austin State University (Financing System), Series A, 5.00% due 10/15/2030 - 10/15/2033	1,265,000	1,579,698
	Texas Public Finance Authority Charter School Finance Corp. (Cosmos Foundation, Inc.), Series A, 6.00% due 2/15/2030 (pre-refunded 2/15/2020)	1,750,000	1,759,555
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2024 - 8/15/2025	2,250,000	2,611,928
	Trinity River Authority Central Regional Wastewater System Revenue, 5.00% due 8/1/2027 - 8/1/2028	2,500,000	3,168,225
	U. S. Virgin Islands — 0.5%
	Virgin Islands Public Finance Authority, Series A, 6.625% due 10/1/2029	5,000,000	5,012,500
	Utah — 0.6%
[b]	City of Murray (IHC Health Services, Inc. Obligated Group; SPA JPMorgan Chase Bank, N.A), Series B, 1.68% due 5/15/2037 (put 1/2/2020)	965,000	965,000
[a]	County of Utah (IHC Health Services, Inc. Obligated Group), Series B, 5.00% due 5/15/2056 (put 8/1/2022)	2,500,000	2,711,275
[b]	County of Weber (IHC Health Services, Inc. Obligated Group; SPA The Bank of NY Mellon), Series A, 1.68% due 2/15/2031 (put 1/2/2020)	3,000,000	3,000,000
	Washington — 4.1%
	King County Public Hospital District No. 2 (EvergreenHealth Medical Center) GO, 5.00% due 12/1/2028 - 12/1/2030	4,545,000	5,270,733
	Port of Seattle AMT, 5.00% due 4/1/2039	7,000,000	8,466,080
	Skagit County Public Hospital District No. 1 (Skagit Regional Health) GO, 5.00% due 12/1/2025 - 12/1/2028 (pre-refunded 12/1/2022)	7,860,000	8,711,867
	Skagit County Public Hospital District No. 2 (Island Hospital) GO, 5.00% due 12/1/2027 - 12/1/2028 (pre-refunded 12/1/2022)	4,640,000	5,149,936
	State of Washington (Acquisition and Improvements of Real and Personal Property) COP, Series A, 5.00% due 7/1/2030	4,415,000	5,439,810
	State of Washington (Various Purposes) GO,
[e]	5.00% due 6/1/2038	1,965,000	2,369,161
	Series C, 5.00% due 2/1/2036 - 2/1/2037	7,425,000	9,297,656
	West Virginia — 0.1%
[a]	West Virginia (Appalachian Power Co.) AMT, EDA, Series A, 1.70% due 1/1/2041 (put 9/1/2020)	1,500,000	1,501,260
	Wisconsin — 2.1%
	Wisconsin Health & Educational Facilities Authority (Agnesian Healthcare),
	5.00% due 7/1/2021 (pre-refunded 7/1/2020)	2,170,000	2,211,404
	5.50% due 7/1/2025 (pre-refunded 7/1/2020)	5,000,000	5,107,700
	Wisconsin Health & Educational Facilities Authority (ProHealth Care, Inc.), 5.00% due 8/15/2023 - 8/15/2026	10,925,000	11,539,751
	WPPI Energy, Series A, 5.00% due 7/1/2029 - 7/1/2036	2,980,000	3,687,727
	Total Investments — 99.1% (Cost $1,018,282,071)		$1,084,836,799

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Other Assets Less Liabilities — 0.9%		9,848,138
Net Assets — 100.0%		$1,094,684,937

Footnote Legend
a	Variable Rate Demand Obligations are instruments whose interest rates change on a mandatory date (demand date) or whose interest rates will vary with changes in a designated base rate. The rate disclosed is the rate at December 31, 2019.
b	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
c	Segregated as collateral for a when-issued security.
d	Floating Rate Security. Stated interest/floor rate was in effect at December 31, 2019.
e	When-issued security.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp. Custodial Receipts
COP	Certificates of Participation
CPI	Consumer Price Index
DFA	Development Finance Authority
EDA	Economic Development Authority
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Insured by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
ISD	Independent School District
Natl-Re	Insured by National Public Finance Guarantee Corp.
PSF	Guaranteed by Permanent School Fund
Q-SBLF	Insured by Qualified School Bond Loan Fund
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Intermediate Municipal Fund	December 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Intermediate Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2019 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.